Supplemental Profile dated December 26, 1997 which supercedes the Profile for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1997.


1. The heading for the Profile is changed to read as follows:

     Profile of the Preference Plus(R) Account Deferred Individual and Group Individual Retirement Annuities ("IRAs"), Roth Individual Retirement Annuities ("Roth IRAs"), SIMPLE Individual Retirement Annuities ("SIMPLE IRAs"), Non-Qualified Annuities and Simplified Employee Pensions ("SEPs") Variable Annuity Contracts ("Contracts").

2. The following sentence is added at the end of the paragraph to "WHO SHOULD BUY A CONTRACT?" under "3. PURCHASE" on page Profile 2:

     Purchase payments for a Roth IRA are not tax deductible. If certain requirements are met, withdrawals of earnings under Roth IRAs are tax free.

3. The second sentence of the third paragraph under "5. EXPENSES" on page Profile 2 is changed to read as follows:

     For the IRA, Non-Qualified, Roth IRA and SEP Contracts, there is a $20 charge applied against any amounts in the Fixed Interest Account only if your account value is less than $20,000 and you are not enrolled in MetLife's payroll deduction or bank authorization programs.

4. The following paragraph is added after the fourth paragraph under "6. TAXES" on page Profile 3:

     Roth IRA contributions are not deductible and may be limited depending upon your adjusted gross income. Generally, withdrawals of earnings from a Roth IRA are tax free if certain requirements are met. If withdrawals of earnings do not meet the requirements, the earnings will be subject to income tax and an additional 10% tax penalty may apply. Conversions from existing IRAs to Roth IRAs are permitted if you met certain requirements, however, you will be subject to income tax on all converted money which was not previously taxed.


December 26, 1997

5. The following sentence is added at the end of the first paragraph under "7. ACCESS TO YOUR MONEY" on page Profile 4:

     Under proposed legislation, additional tax penalties may apply to individuals under certain circumstances for Roth IRAs.

6. The following subparagraph is added to the second paragraph under "7. ACCESS TO YOUR MONEY" on page Profile 4:


    H. You accept an amendment to your IRA Contract approved in your state, converting your total account value to a Roth IRA Contract.

7. The first sentence of subparagraph A under "10. OTHER INFORMATION" on page Profile 5 is changed to read as follows:

     A. The Non-Qualified, IRA and Roth IRA Contracts described in this Profile are individual contracts.

December 26, 1997

Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1997.

1.  The first sentence of A-PPA-1 is changed to read as follows:

    This Prospectus describes individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities, Roth individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities, Roth individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

2. The second sentence of the second paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

     These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Roth Individual Retirement Annuities (Roth IRAs) under (S)408A; (3) Simplified Employee Pensions (SEPs) under
     (S)408(k); (4) Savings Incentive Match Plan for Employees Individual Retirement Annuities (SIMPLE IRAs) under (S)408(p); (5) Tax Sheltered Annuities (TSAs) under (S)403(b); (6) Public Employee Deferred Compensation
     (PEDC) under (S)457; (7) Keogh plans under (S)401; (8) Qualified Annuity Plans (403(a)) under (S)403(a); and (9) Non-Qualified Annuities under
     (S)72.

3. The third paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

     This Prospectus describes five types of Contracts: IRA, Roth IRA, SIMPLE IRA, SEP and Non-Qualified.

December 26, 1997

                  KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS


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

4. The first sentence of the third paragraph under "PURCHASE PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on A-PPA-12 is changed to read as follows:

     For IRA, Roth IRA and Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "automatic payroll deduction" and "check-o-matic."

5. The second sentence under "CAN YOU MAKE SYSTEMATIC WITHDRAWALS?" on page A-PPA-14 is changed to read as follows:

     If we agree and, if approved in your state, for IRA, Roth IRA, SIMPLE IRA, SEP and Non-Qualified Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP").

6. The following item under "CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?" on A-PPA-16 is changed to read as follows:

    7. Except for Non-Qualified and Roth IRA Contracts, the withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contract from which the withdrawal is made.

7. The following item is added as the last item under "CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?" on A-PPA-17:


   10. If permitted under tax laws and approved in your state, you accept an amendment to your IRA Contract, converting your total Account Balance to a Roth IRA Contract.

8. The last sentence of the first paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-18 is changed to read as follows:

     You may purchase an Income Annuity (except for Roth IRAs where this is not available) even if you did not have a Contract during the accumulation period.

9. The following sentence is added after the first sentence of the second paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-18:

     This prospectus also describes Roth IRA Income Annuities which are available only if purchased with the Account Balance of a Roth IRA Contract.

10.The third paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-18 is changed to read as follows:

     This Prospectus describes five types of Income Annuities: IRAs, Roth IRAs, SIMPLE IRAs, SEPs and Non-Qualified Annuities.

December 26, 1997

                  KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

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

11. The first sentence of the first paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26 is changed to read as follows:

     All contributions under the Contracts, other than contributions under Non-Qualified and Roth IRA Contracts, non-deductible contributions under IRA Contracts and certain other qualified Contracts, will be contributed on a "before-tax" basis.

12. The last sentence of the first paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26 is deleted and replaced with the following:

      To the extent contributions to your Contract were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Contract are generally subject to income tax. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.

13. The first and second sentences of the second paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26 are changed to read as follows:

      Contributions to Non-Qualified and Roth IRA Contracts, as well as non-deductible contributions to an IRA Contract, are on an "after-tax" basis so that making purchase payments do not reduce the taxes you pay. Earnings under Non-Qualified Contracts are normally not taxed until withdrawn, if you, as the owner, are an individual.

14. The following three sentences are added to the end of the second paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26:

      For Roth IRA Contracts, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. (Under a bill currently pending before Congress, penalty taxes may apply if certain requirements are not met.)

15. The following sentence is added to the end of the third paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26:

      Roth IRA Contracts only accept "after-tax" contributions.

16. The fifth and sixth sentences of the fifth paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-26 are deleted.

December 26, 1997

                  KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

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

17. Add the following paragraph immediately before the paragraph entitled "SEP Contracts" on A-PPA-27:

     Roth IRA Contracts: You may contribute up to the annual contribution
     ------------------
     limit to a Roth IRA in 1998 if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal IRAs" discussed below. These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions.

     You may convert/rollover an existing IRA to a Roth IRA if your adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty tax will not apply provided the converted amount and any earnings are left in a Roth IRA for five years. For conversions occurring in 1998, the taxable amount will be included ratably in income over a four year period beginning in 1998.

     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, under a bill pending with Congress, withdrawals of contributions attributable to a non-Roth IRA may be subject to the 10% premature penalty tax if made within five years from the date of such conversion and you are under age 59 1/2. Additionally, to the extent the withdrawal relates to a conversion that received the four year income inclusion treatment, an additional 10% tax penalty will apply if a distribution is made within five years from the conversion.

     Withdrawals of earnings will not be subject to tax if they are a "qualified distribution." In order to be a qualified distribution, the withdrawal must be: (a) made after the five year tax period from the first contribution to the Roth IRA or the most recent rollover/conversion, whichever is later, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000).

December 26, 1997

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

     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.

     Mandatory minimum distribution rules do not apply while you are alive. The mandatory minimum after death distribution rules are applicable to amounts left to your beneficiary.

     Since the Roth IRA was signed into the tax law in August, 1997, and since many aspects of the law have yet to be clarified, you should consult with your tax advisor regarding developments concerning the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation.

18. The following three sentences are added to the end of the second paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?" on A-PPA-28:

       For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. (Under a bill currently pending before Congress, penalty taxes may apply.)

19. The following is added to the end of the first full paragraph in the left column on A-PPA-29:

       Income payments from a Roth IRA Income Annuity generally will be tax-free to the extent the payment represents the return of contributions. Distributions from earnings will not be subject to income taxes if they are "qualified distributions." To the extent your income payments relate to earnings that do not meet the definition of "qualified distribution" they will be subject to income tax and may be subject to the 10% tax penalty if you are under 59 1/2 and do not meet one of the exceptions previously described. Under a bill currently pending before Congress, withdrawals of contributions that were converted from non-Roth IRA contracts may be subject to the 10% penalty tax. Moreover, if the withdrawal relates to a conversion that has received four year income treatment, it may be subject to an additional 10% recapture tax. Since the Roth IRA was signed into the tax law in August, 1997, and since many aspects of the law have yet to be clarified, you should consult with your tax advisor regarding developments concerning the tax treatment of Roth IRAs and the appropriateness of the Roth IRA Income Annuity to your particular situation.

20. The first three sentences of the second full paragraph in the left column on A-PPA-29 are deleted.

December 26, 1997

                  KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

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

21. The following is added after the first sentence of the third full paragraph beginning in the left column of A-PPA-29:

    This does not apply to a Roth IRA Income Annuity.

22. The applicable tax annuity rate for Roth IRA Contracts are those listed in the APPENDIX Annuity Tax Table on A-PPA-31 in the column for Non-Qualified Contracts and Income Annuities, except that Kansas no longer imposes a tax on annuity considerations.

December 26, 1997

                  KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

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